Asset Acquisitions	9 Months Ended
Sep. 30, 2022
Business Combination and Asset Acquisition [Abstract]
Asset Acquisitions
Note 4. ASSET ACQUISITIONS
On May 23, 2022 as part of the closing of the Business Combination, the Company acquired assets through the issuance of
Up-C
units. In exchange for approximately 196.6 million
Up-C
units, the Company acquired CCRAs previously held by Series MRCS LLC, a series of MDA, Series LLC (“Series MRCS”), an affiliate of MSP. The CCRAs are included as Intangible Assets, net in the condensed consolidated balance sheet. The CCRAs are held at cost, which was determined using the Closing Date market price of the Company’s Class A shares discounted by 4.5% for lack of marketability due to timing before shares are sellable. The CCRAs are treated as finite life intangible assets similar to other CCRAs that the Company has acquired and have a useful life of 8 years. For further details on this CCRA acquisition, see Note 7,
Intangible Assets, Net
.
Investment in rights to claim recovery cash flows
On May 23, 2022 as part of the closing of the Business Combination, the Company acquired assets through the issuance of
Up-C
units. In exchange for approximately 356.8 million
Up-C
units, the Company acquired the rights to receive the distributable net proceeds of a portfolio of claims owned by VRM MSP, a Delaware limited liability company and joint investment vehicle of Virage Recovery Master LP (“VRM”) and Series MRCS (the “Proceeds”). Under this asset acquisition structure, the Company determined that the arrangements to acquire the rights to proceeds from certain claims recovery rights would be treated as an investment in a financial asset under ASC 825. These rights to cash flows differ from the CCRAs included in Intangibles Assets, net in the condensed consolidated balance sheet as the Company does not hold the rights to the CCRAs, but rather holds the rights to cash flows. The Company has not elected the fair value option and therefore will hold the investment at cost, which was determined using the Closing Date market price of the shares discounted by 4.5% for lack of marketability due to timing before shares are sellable. As cash flows are received, subject to the VRM Full Return, the Company will reduce its investment for realized (or receivable) distributions of net proceeds from this financial instrument in proportion to the amounts received or receivable to management’s estimate of expected net proceeds from the underlying investments, and subject to potential impairment if indicators are present; the excess of proceeds received (or receivable) over the portion of the financial asset deemed to be recovered will be recognized as income in the same period.

At Closing, an additional 65 million
Up-C
units (the “Reserved Shares”) were reserved in escrow for the payment to VRM for the VRM Full Return on or prior to the one-year
anniversary of Closing in accordance with a guaranty agreement. Pursuant to which, among other things, if the VRM Full Return (defined below) has not been paid by distribution of recovery proceeds prior to such time, then the Members, along with the Company, will guarantee the payment to VRM of any amount of the VRM Full Return, that remains unpaid at such time, on or prior to the one-year
anniversary of the Closing by any of the following means (or any combination thereof): (a) sale of the Reserved Shares, and delivery of the resulting net cash proceeds thereof to VRM, or (b) sale of additional shares of Company Class A Common Stock and delivery of the net cash proceeds thereof to VRM. The “VRM Full Return” means an amount of recovery proceeds distributed (i) first, until VRM received, in the aggregate, a 20% annual compounded return on its contributions to VRM MSP, (ii) second, until VRM received an aggregate amount equal to its contributions to VRM MSP (the aggregate amount of clauses (i) and (ii), collectively, the “VRM Full Return”). The value of the VRM Full Return was $752.5 million as of September 30, 2022. Upon payment of the VRM Full Return, VRM and Series MRCS would assign and transfer to the Company their respective rights to receive all Proceeds. As the Members have guaranteed payment through the Reserved Shares or through conversion and subsequent sale of their
Up-C
Units, an indemnification asset is included in the condensed consolidated balance sheet for the full value of the VRM Full Return. In addition, as the Company is the primary obligor, the value of the VRM Full Return is included as a guaranty obligation in the condensed consolidated balance sheet.